CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Contractual Commitments [Abstract]
Disclosure of maturity analysis for lease liabilities
The following table summarizes the partnership’s undiscounted maturity schedule for lease obligations as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Lease obligations
Less than 1 year	$223	$307
1 to 5 years	547	841
5+ years	502	696
Total	$1,272	$1,844
The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Lease earnings receivable
Less than 1 year	$964	$683
2 to 5 years	954	1,344
5+ years	195	217
Total	$2,113	$2,244